Employee Benefits (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Employee Benefits Text Block Abstract
Schedule of Employee Benefits
	Six Months Ended
	June 30,	June 30,
	2022	2021
Salaries	1,439,578	812,158
Pension costs	132,784	66,002
Share based compensation expense	180,808	969,739
Other employee costs and social benefits	157,358	257,108
Total employee benefits	1,910,528	2,105,007